Cost Method Investment	6 Months Ended
Jun. 30, 2019
Investments, All Other Investments [Abstract]
COST METHOD INVESTMENT
11.	COST METHOD INVESTMENT

	June 30,	December 31,
	2019	2018

Cost method investment	-	-

In January 2015, the Company made a commitment to invest 5% of the paid-in capital in Xinjiang Microcredit Refinancing Co., Ltd. ("Microcredit Refinancing"). Microcredit Refinancing was a newly formed micro refinancing company in the PRC with total registered capital of RMB 1,000,000,000 (approximately $153,671,465). Such investment was accounted for under the cost method as the Company did not have significant influence over Microcredit Refinancing. On November 2017, the Company restructured its debts due to Microcredit Refinancing by offsetting its investment in Microcredit Refinancing and partial loans payable.

During the six months ended June 30, 2019, Xinjiang Urumqi Intermediate People's Court issued the adjudication, pursuant to which the Company's investment in the cost method investee, valued at $3,346,760, shall be transferred to Xinjiang Kai Di Investment Co. as a settlement of loan payable due to Microcredit Refinancing. As a result, as the cost method investee was no longer the Company's affiliate, the Company reclassified the borrowings from a cost method investee to borrowings from a third party, and reclassified interest expenses on loans from a cost investment investee to interest expenses on loans from third parties.